       As filed with the Securities and Exchange Commission on April 14, 1998.

                                                               File No. 33-17207

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                       FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                 [ ]
                                ----

     Post-Effective Amendment No. 16                             [X]
                                 ----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 22                                                 [X]
             ----


                           HARTFORD LIFE INSURANCE COMPANY
                    PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                              (Exact Name of Registrant)

                           HARTFORD LIFE INSURANCE COMPANY
                                 (Name of Depositor)

                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                      (Address of Depositor's Principal Offices)

                                    (860) 843-6733
                 (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY, ESQ.
                          HARTFORD LIFE INSURANCE COMPANIES
                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ----

       X  on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ----

          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ----

          on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
     ----

          this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)


          N-4 Item No.                       Prospectus Heading
------------------------------------    --------------------------------------
1.   Cover Page                              Cover Page

2.   Definitions                             Glossary of Special Terms

3.   Synopsis or Highlights                  Summary

4.   Condensed Financial Information         Statement of Additional Information

5.   General Description of Registrant,      The Contract; The Separate Account;
     Depositor, and Portfolio Companies      The Fixed Account; The Company;
                                             The Funds; General Matters

6.   Deductions                              Charges Under the Contract

7.   General Description of                  Operation of the Contract
     Annuity Contracts                       Accumulation Period; Death Benefit;
                                             The Contract; The Separate Account;
                                             General Matters

8.   Annuity Period                          Annuity Benefits

9.   Death Benefit                           Death Benefit

10.  Purchases and Contract Value            Operation of the Contract/
                                             Accumulation Period

11.  Redemptions                             Operation of the Contract/
                                             Accumulation Period

12.  Taxes                                   Federal Tax Considerations

13.  Legal Proceedings                       General Matters - Legal Proceedings

14.  Table of Contents of the Statement      Table of Contents to Statement
     of Additional Information               of Additional Information

15.  Cover Page                              Part B; Statement of Additional
                                             Information

16.  Table of Contents                       Table of Contents

          N-4 Item No.                       Prospectus Heading
------------------------------------    --------------------------------------

17.  General Information and History         Introduction

18.  Services                                None

19.  Purchase of Securities                  Distribution of Contracts
     being Offered

20.  Underwriters                            Distribution of Contracts

21.  Calculation of Performance Data         Calculation of Yield and Return

22.  Annuity Payments                        Annuity Benefits

23.  Financial Statements                    Financial Statements

24.  Financial Statements and                Financial Statements and
     Exhibits                                Exhibits

25.  Directors and Officers of the           Directors and Officers of the
     Depositor                               Depositor

26.  Persons Controlled by or Under          Persons Controlled by or Under
     Common Control with the Depositor       Common Control with the Depositor
     or Registrant                           or Registrant

27.  Number of Contract Owners               Number of Contract Owners

28.  Indemnification                         Indemnification

29.  Principal Underwriters                  Principal Underwriters

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


This Prospectus describes the Putnam Hartford Capital Manager, a tax deferred variable annuity issued by Hartford Life Insurance Company ("Hartford"). Payments for the Contract will be held in a series of Hartford Life Insurance Company -- Putnam Capital Manager Trust Separate Account (the "Separate Account"). Allocations to and transfers to and from the Fixed Account are not permitted in certain states.


There are currently twenty (20) Sub-Accounts available under the Contract. The following underlying investment portfolios ("Funds") of Class IA shares of Putnam Variable Trust are available under the Contracts: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.


This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to Hartford Life Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page 66 of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS AND IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.


Prospectus Dated:  May 1, 1998
Statement of Additional Information Dated:  May 1, 1998

--------------------------------------------------------------------------------

                                  TABLE OF CONTENTS

                                                                            PAGE
GLOSSARY OF SPECIAL TERMS..................................................   4
FEE TABLE..................................................................   7
ACCUMULATION UNIT VALUES...................................................  16
SUMMARY....................................................................  21
PERFORMANCE RELATED INFORMATION............................................  24
INTRODUCTION...............................................................  25
THE CONTRACT...............................................................  25
  Right to Cancel Period...................................................  26
THE SEPARATE ACCOUNT.......................................................  26
THE FIXED ACCOUNT..........................................................  28
HARTFORD LIFE INSURANCE COMPANY............................................  29
THE FUNDS..................................................................  30
OPERATION OF THE CONTRACT/ACCUMULATION PERIOD..............................  33
  Premium Payments.........................................................  33
  Value of Accumulation Units..............................................  34
  Value of the Fixed Account...............................................  34
  Value of the Contract....................................................  34
  Transfers Among Sub-Accounts.............................................  35
  Transfers Between the Fixed Account and the Sub-Accounts.................  35
  Redemption/Surrender of a Contract.......................................  36
DEATH BENEFIT..............................................................  38
CHARGES UNDER THE CONTRACT.................................................  39
  Contingent Deferred Sales Charges........................................  39
  Mortality and Expense Risk Charge........................................  41
  Administration and Maintenance Fees......................................  42
  Premium Taxes............................................................  43
ANNUITY BENEFITS...........................................................  43
  Annuity Options..........................................................  43
  The Annuity Unit and Valuation...........................................  45
  Determination of Payment Amount..........................................  45
FEDERAL TAX CONSIDERATIONS.................................................  47
  A.  General..............................................................  47
  B.  Taxation of Hartford and the Separate Account........................  47
  C.  Taxation of Annuities - General Provisions Affecting Purchasers Other
      Than Qualified Retirement Plans......................................  47
  D.  Federal Income Tax Withholding.......................................  53
  E.  General Provisions Affecting Qualified Retirement Plans..............  53
  F.  Annuity Purchases by Nonresident Aliens and Foreign Corporations.....  53
GENERAL MATTERS............................................................  54


                                       2

  Assignment...............................................................  54
  Modification.............................................................  54
  Delay of Payments........................................................  54
  Voting Rights............................................................  54
  Distribution of the Contracts............................................  55
  Other Contracts Offered..................................................  55
  Custodian of Separate Account Assets.....................................  56
  Legal Proceedings........................................................  56
  Legal Counsel............................................................  56
  Experts..................................................................  56
  Additional Information...................................................  56
APPENDIX I -- (PUTNAM CAPITAL MANAGER I)...................................  57
APPENDIX II -- (PUTNAM CAPITAL MANAGER II).................................  59
APPENDIX III -- INFORMATION REGARDING TAX-QUALIFIED PLANS..................  61
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION...................  66

                              GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT: The person or Participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. For group unallocated Contracts, the date for each Participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 30 of this Prospectus.


GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of the Hartford Life Insurance Company other than those allocated to the separate accounts of the Hartford Life Insurance Company.

HARTFORD: Hartford Life Insurance Company.


HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Operations.



MAXIMUM ANNIVERSARY VALUE: A value used in determining on death benefit. It is based on a series of calculations of Contract Values on Contract Anniversaries, premium payments and partial surrenders, as described on page 35.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of the Contract Owner/Annuitant or Participant in the case of group Contracts prior to age 85 and before annuity payments have commenced.


NON-QUALIFIED CONTRACT: A Contract which is not classified as a tax-qualified retirement plan using pretax dollars under Internal Revenue Code.


PARTICIPANT: (For Group Unallocated Contracts Only) Any eligible employee of an employer/Contract Owner participating in the Plan.

PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Internal Revenue Code.

PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.


QUALIFIED CONTRACT: A Contract which qualifies as a tax-qualified retirement plan using pre tax dollars under the Internal Revenue Code, such as an employer sponsored Section 401(k) on an Individual Retirement Annuity (IRA).



SEPARATE ACCOUNT: The Hartford separate account entitled "Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account".


SPECIFIED CONTRACT ANNIVERSARY: Every seventh Contract Anniversary (i.e., the 7th, 14th, 21st, etc. Contract Anniversaries).

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

TRUST: Putnam Variable Trust.

UNALLOCATED CONTRACTS: Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

                               PUTNAM CAPITAL MANAGER I

           (FOR CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY
                                  SEPTEMBER 1, 1988)


                                      FEE TABLE
                                       SUMMARY

                         CONTRACT OWNER TRANSACTION EXPENSES
                                  (ALL SUB-ACCOUNTS)

Sales Load Imposed on Purchases (as a percentage
     of premium payments) . . . . . . . . . . . . . . . . . . . . . . None
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . $0
Deferred Sales Load (as a percentage of purchase payments
     or amount surrendered, as applicable)
     First Year (1) . . . . . . . . . . . . . . . . . . . . . . . . . 5%
     Second Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 5%
     Third Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 4%
     Fourth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 3%
     Fifth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 2%
     Sixth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
     Seventh Year . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
     Eighth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
Annual Maintenance Fee (2). . . . . . . . . . . . . . . . . . . . . . $25
Annual Expenses-Separate Account (as a percentage
     of average account value)
     Mortality and Expense Risk . . . . . . . . . . . . . . . . . . . 1.250%
     Administration Fees. . . . . . . . . . . . . . . . . . . . . . . 0.150%
          Total. . . . . . . . . . . . . . . . . . . . . . . . . . . .1.400%



(1)  Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to the requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when he accumulated value is less than $50,000. In the example, the Annual Maintenance Fee is approximated as a 0.05% annual asset charge based on the experience of the Contracts.

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)


------------------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL FUND
                                                                      MANAGEMENT              OTHER            OPERATING
                                                                      FEES (AFTER        EXPENSES (AFTER       EXPENSES
                                                                        ANY FEE           ANY EXPENSE      (AFTER ANY FEE
                                                                       WAIVERS)          REIMBURSEMENT)       WAIVERS AND
                                                                                                                EXPENSE
                                                                                                            REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                       0.80%              0.27%                1.07%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                        0.69%              0.11%                0.80%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (1)                           0.49%              0.36%                0.85%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                                   0.66%              0.11%                0.77%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                             0.60%              0.15%                0.75%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                         0.47%              0.04%                0.51%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)                                       0.56%              0.34%                0.90%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                                0.66%              0.06%                0.72%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (1)                                  0.73%              0.47%                1.20%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                           0.80%              0.32%                1.12%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)                       0.92%              0.68%                1.60%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                                             0.52%              0.33%                0.85%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                              0.45%              0.09%                0.54%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                         0.58%              0.05%                0.63%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                                 0.70%              0.15%                0.85%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)                                 0.56%              0.34%                0.90%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund                     0.61%              0.08%                0.69%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                               0.67%              0.07%                0.74%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                                     0.65%              0.22%                0.87%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                                   0.54%              0.05%                0.59%
------------------------------------------------------------------------------------------------------------------------------



(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                                                             TOTAL FUND
                            MANAGEMENT FEES       OTHER EXPENSES         OPERATING EXPENSES
Putnam VT The George            0.65                  0.36                      1.01
Putnam Fund of Boston*
Putnam VT Health                0.70                  0.34                      1.04
Sciences Fund*
Putnam VT International         0.80                  0.47                      1.27
Growth Fund
Putnam VT International         1.20                  0.68                      1.88
New Opportunities Fund
Putnam VT Investors             0.65                  0.33                      0.98
Fund*
Putnam VT OTC &                 0.70                  0.34                      1.04
Emerging Growth Fund*


*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

shares) would exceed the annual rate of 0.95%, 0.90%, 1.20%, 1.20%, 1.60%, 0.95%, 1.10%, 1.00% and 1.05%, respectively, of the funds' average net assets.




EXAMPLE PCM I

----------------------------------------------------------------------------------------------------
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account              $76           $119           $156           $288
----------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                 73            111            142            261
----------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account            74            113            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account           73            110            140            258
----------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                     73            110            139            255
----------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                 70            103            128            232
----------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                   74            114            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                        72            109            138            252
----------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account              77            123            162            301
----------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                        76            121            158            293
----------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                        81            136            182            340
----------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                         74            113            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                      70            103            128            233
----------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                 71            106            133            243
----------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                         74            113            144            266
----------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account             74            114            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                   72            108            136            249
----------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                        72            109            139            254
----------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                             74            113            145            268
----------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                           71            105            131            239
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
If you annuitize your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account              $25            $79           $135           $288
----------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                 23             71            121            260
----------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account            23             72            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account           22             70            120            257
----------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                     22             69            119            255
----------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                 20             62            107            232
----------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                   24             74            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                        22             68            117            252
----------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account              27             83            142            301
----------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                        26             80            138            293
----------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                        31             95            162            340
----------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                         23             72            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                      20             62            108            233
----------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                 21             65            112            242
----------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                         23             72            124            265
----------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account             24             74            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                   21             67            115            249
----------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                        22             69            118            254
----------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                             23             73            125            267
----------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                           20             64            110            238
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                      1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account              $26            $79           $136           $288
----------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                 23             71            122            261
----------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account            24             73            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account           23             70            120            258
----------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                     23             70            119            255
----------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                 20             63            108            232
----------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                   24             74            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                        22             69            118            252
----------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account              27             83            142            301
----------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                        26             81            138            293
----------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                        31             96            162            340
----------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                         24             73            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                      20             63            108            233
----------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                 21             66            113            243
----------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                         24             73            124            266
----------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account             24             74            n/a            n/a
----------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                   22             68            116            249
----------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                        22             69            119            254
----------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                             24             73            125            268
----------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                           21             65            111            239
----------------------------------------------------------------------------------------------------


     The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

     This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                              PUTNAM CAPITAL MANAGER II
          (FOR CONTRACTS ISSUED FROM SEPTEMBER 1, 1998 UNTIL APPROXIMATELY
                                     MAY 1, 1990)

--------------------------------------------------------------------------------
                                      Fee Table
                                       Summary

                         Contract Owner Transaction Expenses
                                  (All Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage
     of premium payments) . . . . . . . . . . . . . . . . . . . . . . None
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . $0
Deferred Sales Load (as a percentage of purchase
     payments or amount surrendered, as applicable)
     First Year (1) . . . . . . . . . . . . . . . . . . . . . . . . . 6%
     Second Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 6%
     Third Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 6%
     Fourth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 6%
     Fifth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 5%
     Sixth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . 4%
     Seventh Year . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
     Eighth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
Annual Contract Fee (2) . . . . . . . . . . . . . . . . . . . . . . . $25
Annual Expenses-Separate Account (as a percentage
     of average account value)
     Mortality and Expense Risk . . . . . . . . . . . . . . . . . . . 1.250%
     Administration Fees. . . . . . . . . . . . . . . . . . . . . . . 0.150%
          Total. . . . . . . . . . . . . . . . . . . . . . . . . . . .1.400%


(1)  Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to the requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. The Annual Maintenance Fee is deducted only when the accumulated value is less than $50,000. In the example, the Annual Maintenance Fee is approximated as a 0.05% annual asset charge based on the experience of the Contracts.

                          ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of net assets)



--------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND
                                                       MANAGEMENT            OTHER             OPERATING
                                                       FEES (AFTER      EXPENSES (AFTER        EXPENSES
                                                         ANY FEE          ANY EXPENSE       (AFTER ANY FEE
                                                        WAIVERS)         REIMBURSEMENT)        WAIVERS AND
                                                                                                 EXPENSE
                                                                                             REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                        0.80%               0.27%               1.07%
--------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                         0.69%               0.11%               0.80%
--------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund  of Boston (1)           0.49%               0.36%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                    0.66%               0.11%               0.77%
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                              0.60%               0.15%               0.75%
--------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                          0.47%               0.04%               0.51%
--------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)                        0.56%               0.34%               0.90%
--------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                 0.66%               0.06%               0.72%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (1)                   0.73%               0.47%               1.20%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund            0.80%               0.32%               1.12%
--------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)        0.92%               0.68%               1.60%
--------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                              0.52%               0.33%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                               0.45%               0.09%               0.54%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                          0.58%               0.05%               0.63%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                  0.70%               0.15%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)                  0.56%               0.34%               0.90%
--------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund      0.61%               0.08%               0.69%
--------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                0.67%               0.07%               0.74%
--------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                      0.65%               0.22%               0.87%
--------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                    0.54%               0.05%               0.59%
--------------------------------------------------------------------------------------------------------------



(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                                                             TOTAL FUND
                            MANAGEMENT FEES       OTHER EXPENSES         OPERATING EXPENSES
Putnam VT The George            0.65                  0.36                      1.01
Putnam Fund of Boston*
Putnam VT Health                0.70                  0.34                      1.04
Sciences Fund*
Putnam VT International         0.80                  0.47                      1.27
Growth Fund
Putnam VT International         1.20                  0.68                      1.88
New Opportunities Fund
Putnam VT Investors             0.65                  0.33                      0.98
Fund*
Putnam VT OTC &                 0.70                  0.34                      1.04
Emerging Growth Fund*


*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

     shares) would exceed the annual rate of 0.95%, 0.90%, 1.20%, 1.20%, 1.60%, 0.95%, 1.10%, 1.00% and 1.05%, respectively, of the funds' average net assets.


EXAMPLE PCM II



---------------------------------------------------------------------------------------------------------
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $86           $139           $186           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      83            131            172            261
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 84            133            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                83            130            170            258
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          83            130            169            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      80            123            158            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        84            134            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             82            129            168            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   87            143            192            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                             86            141            188            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                             91            156            212            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              84            133            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           80            123            158            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      81            126            163            243
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              84            133            174            266
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  84            134            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        82            128            166            249
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                             82            129            169            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  84            133            175            289
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                81            125            161            239
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
If you annuitize your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $25            $79           $135           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      23             71            121            260
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 23             72            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                22             70            120            257
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          22             69            119            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      20             62            107            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             22             68            117            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   27             83            142            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                             26             80            138            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                             31             95            162            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              23             72            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           20             62            108            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      21             65            112            242
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              23             72            124            265
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        21             67            115            249
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                             22             69            118            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  23             73            125            267
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                20             64            110            238
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $26            $79           $136           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      23             71            122            261
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 24             73            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                23             70            120            258
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          23             70            119            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      20             63            108            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             22             69            118            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   27             83            142            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income Sub-Account        26             81            138            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities Sub-Account        31             96            162            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              24             73            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           20             63            108            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      21             66            113            243
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              24             73            124            266
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        22             68            116            249
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income Sub-Account            22             69            119            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  24             73            125            268
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                21             65            111            239
---------------------------------------------------------------------------------------------------------


     The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

     This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                              PUTNAM CAPITAL MANAGER III
      (FOR CONTRACTS ISSUED FROM MAY 1, 1990 UNTIL APPROXIMATELY JUNE 22, 1994)



                                      FEE TABLE
                                       SUMMARY


                         CONTRACT OWNER TRANSACTION EXPENSES
                                  (ALL SUB-ACCOUNTS)


Sales Load Imposed on Purchases (as a percentage of premium payments) . . . . . . . None
Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $0
Deferred Sales Load (as a percentage of purchase payments
     or amount surrendered, as applicable)
     First Year (1) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7%
     Second Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6%
     Third Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5%
     Fourth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4%
     Fifth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3%
     Sixth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2%
     Seventh Year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1%
     Eighth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0%
Annual Maintenance Fee (2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . $25
Annual Expenses-Separate Account (as a percentage of average account value)
     Mortality and Expense Risk . . . . . . . . . . . . . . . . . . . . . . . . . . 1.250%
     Administration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.150%
          Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.400%



(1)  Length of time from premium payment.

(2) The Annual Maintenance Fee is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to the requirements of the Investment Company Act of 1940, the Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance
     Fee on an investment in the Separate Account.  The Annual Maintenance
     Fee is deducted only when the accumulated value is less than $50,000.
     In the example, the Annual Maintenance Fee is approximated as a 0.05% annual asset charge based on the experience of the Contracts.

                          ANNUAL FUND OPERATING EXPENSES
                          (as a percentage of net assets)




--------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL FUND
                                                       MANAGEMENT            OTHER             OPERATING
                                                       FEES (AFTER      EXPENSES (AFTER        EXPENSES
                                                         ANY FEE          ANY EXPENSE       (AFTER ANY FEE
                                                        WAIVERS)         REIMBURSEMENT)        WAIVERS AND
                                                                                                 EXPENSE
                                                                                             REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                        0.80%               0.27%               1.07%
--------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                         0.69%               0.11%               0.80%
--------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund  of Boston (1)           0.49%               0.36%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                    0.66%               0.11%               0.77%
--------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                              0.60%               0.15%               0.75%
--------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                          0.47%               0.04%               0.51%
--------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)                        0.56%               0.34%               0.90%
--------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                 0.66%               0.06%               0.72%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (1)                   0.73%               0.47%               1.20%
--------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund            0.80%               0.32%               1.12%
--------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (1)        0.92%               0.68%               1.60%
--------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                              0.52%               0.33%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                               0.45%               0.09%               0.54%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                          0.58%               0.05%               0.63%
--------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                  0.70%               0.15%               0.85%
--------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)                  0.56%               0.34%               0.90%
--------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund      0.61%               0.08%               0.69%
--------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                0.67%               0.07%               0.74%
--------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                      0.65%               0.22%               0.87%
--------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                    0.54%               0.05%               0.59%
--------------------------------------------------------------------------------------------------------------



(1) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:


                                                                             TOTAL FUND
                            MANAGEMENT FEES       OTHER EXPENSES         OPERATING EXPENSES
Putnam VT The George            0.65                  0.36                      1.01
Putnam Fund of Boston*
Putnam VT Health                0.70                  0.34                      1.04
Sciences Fund*
Putnam VT International         0.80                  0.47                      1.27
Growth Fund
Putnam VT International         1.20                  0.68                      1.88
New Opportunities Fund
Putnam VT Investors             0.65                  0.33                      0.98
Fund*
Putnam VT OTC &                 0.70                  0.34                      1.04
Emerging Growth Fund*


*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

shares) would exceed the annual rate of 0.95%, 0.90%, 1.20%, 1.20%, 1.60%, 0.95%, 1.10%, 1.00% and 1.05%, respectively, of the funds' average net assets.



EXAMPLE PCM III



---------------------------------------------------------------------------------------------------------
If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $96           $129           $166           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      93            121            152            261
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 94            123            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                93            120            150            258
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          93            120            149            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      90            113            138            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        94            124            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             92            119            148            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   97            133            172            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                             96            131            168            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                            101            146            192            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              94            123            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           90            113            138            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      91            116            143            243
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              94            123            154            266
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  94            124            157            271
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        92            118            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                             92            119            149            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  94            123            155            268
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                91            115            141            239
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
If you annuitize your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $25            $79           $135           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      23             71            121            260
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 23             72            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                22             70            120            257
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          22             69            119            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      20             62            107            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             22             68            117            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   27             83            142            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                             26             80            138            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                             31             95            162            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              23             72            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           20             62            108            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      21             65            112            242
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              23             72            124            265
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  24             74            126            270
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        21             67            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                             22             69            118            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  23             73            125            267
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                20             64            110            238
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
---------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth Sub-Account                   $26            $79           $136           $288
---------------------------------------------------------------------------------------------------------
Putnam Diversifed Income Sub-Account                      23             71            122            261
---------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund Sub-Account                 24             73            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation Sub-Account                23             70            120            258
---------------------------------------------------------------------------------------------------------
Putnam Global Growth Sub-Account                          23             70            119            255
---------------------------------------------------------------------------------------------------------
Putnam Growth and Income Sub-Account                      20             63            108            232
---------------------------------------------------------------------------------------------------------
Putnam Health Sciences Sub-Account                        24             74            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam High Yield Sub-Account                             22             69            118            252
---------------------------------------------------------------------------------------------------------
Putnam International Growth Sub-Account                   27             83            142            301
---------------------------------------------------------------------------------------------------------
Putnam International Growth and Income
  Sub-Account                                             26             81            138            293
---------------------------------------------------------------------------------------------------------
Putnam International New Opportunities
  Sub-Account                                             31             96            162            340
---------------------------------------------------------------------------------------------------------
Putnam Investors Sub-Account                              24             73            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Money Market Sub-Account                           20             63            108            233
---------------------------------------------------------------------------------------------------------
Putnam New Opportunities Sub-Account                      21             66            113            243
---------------------------------------------------------------------------------------------------------
Putnam New Value Sub-Account                              24             73            124            266
---------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Sub-Account                  24             74            127            271
---------------------------------------------------------------------------------------------------------
Putnam U.S. Government and High Quality
  Bond Sub-Account                                        22             68            n/a            n/a
---------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income
  Sub-Account                                             22             69            119            254
---------------------------------------------------------------------------------------------------------
Putnam Vista Sub-Account                                  24             73            125            268
---------------------------------------------------------------------------------------------------------
Putnam Voyager Sub-Account                                21             65            111            239
---------------------------------------------------------------------------------------------------------


     The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

     This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)


The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjuction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The George Putnam Fund Sub-Account. Putnam Health Sciences Sub-Account. Putnam Investors
Sub-Account, and Putnam OTC & Emerging Growth Sub-Account are new
Sub-Accounts and are not shown below.



                                            1997     1996     1995     1994     1993     1992     1991     1990    1989     1988
PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT
(Inception date May 1, 1995)
Accumulation unit value at beginning
of period                                 $10.903  $10.135  $10.000        -        -        -        -        -       -        -
Accumulation unit value at end of
period                                     $9.176  $10.903  $10.135        -        -        -        -        -       -        -
Number of accumulation units
outstanding at end of period
(in thousands)                              4,108    4,437    1,040        -        -        -        -        -       -        -
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT
(Inception date September 15,1993)
Accumulation unit value at beginning
of period                                 $12.127  $11.302   $9.622  $10.188  $10.000        -        -        -       -        -
Accumulation unit value at end of period  $12.841  $12.127  $11.302   $9.622  $10.188        -        -        -       -        -
Number of accumulation units outstanding
at end of period (in thousands)            24,442   20,955   14,967   13,403    4,428        -        -        -       -        -
PUTNAM GLOBAL ASSET ALLOCATION
SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation unit value at
beginning of period                       $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  $12.068  10.545  $10.000
Accumulation unit value at end of
period                                    $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992  $11.922  12.068  $10.545
Number of accumulation units
outstanding at end of period
(in thousands)                             17,958   17,521   16,019   16,507   12,914    8,580    5,829    4,300   3,293    2,274

                                      16


PUTNAM GLOBAL GROWTH SUB-ACCOUNT
(Inception date May 1, 1990)
Accumulation unit value at beginning of
period                                    $17.294  $14.963  $13.119  $13.432  $10.289  $10.472   $9.233  $10.000       -        -
Accumulation unit value at end of period  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472   $9.233       -        -
Number of accumulation units outstanding
at end of period (in thousands)            36,912   36,757   29,701   30,285   17,711    7,638    3,800    1,405       -        -
PUTNAM GROWTH AND INCOME SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation unit value at beginning of
period                                    $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  $14.166  11.848  $10.000
Accumulation unit value at end of period  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720  $14.243  14.166  $11.848
Number of accumulation units outstanding
at end of period (in thousands)           108,147   96,383   76,865   67,016   53,464   32,856   19,420   10,888   7,037    2,187
PUTNAM HIGH YIELD
SUB-ACCOUNT (Inception date February 1,
1988)
Accumulation unit value at beginning of
period                                    $22.682  $20.390  $17.476  $17.890  $15.173  $12.932   $9.055  $10.200  10.624  $10.000
Accumulation unit value at end of period  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.932   $9.055  10.200  $10.624
Number of accumulation units outstanding
at end of period (in thousands)            17,697   16,479   13,646   11,462   11,174    7,076    3,296    2,072   2,680    1,822
PUTNAM INTERNATIONAL GROWTH  SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation unit value at beginning of
period                                    $10.000        -        -        -        -        -        -        -       -        -
Accumulation unit value at end of period  $11.451        -        -        -        -        -        -        -       -        -
Number of accumulation units outstanding
at end of period (in thousands)             4,787        -        -        -        -        -        -        -       -        -

                                      17


PUTNAM INTERNATIONAL GROWTH AND INCOME
SUB-ACCOUNT (Inception date January 2,
1997)
Accumulation unit value at beginning of
period                                    $10.000        -         -        -       -       -       -       -       -       -
Accumulation unit value at end of period  $11.776        -         -        -       -       -       -       -       -       -
Number of accumulation units outstanding
at end of period (in thousands)             7,320        -         -        -       -       -       -       -       -       -
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
SUB-ACCOUNT (Inception date January 2,
1997)
Accumulation unit value at beginning of
period                                    $10.000        -         -        -       -       -       -       -       -       -
Accumulation unit value at end of period   $9.850        -         -        -       -       -       -       -       -       -
Number of accumulation units outstanding
at end of period (in thousands)             4,026        -         -        -       -       -       -       -       -       -
PUTNAM MONEY MARKET SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation unit value at beginning of
period                                     $1.429   $1.379  $  1.325   $1.294  $1.277  $1.250  $1.197  $1.124   1.045  $1.000
Accumulation unit value at end of period   $1.483   $1.429  $  1.379   $1.325  $1.294  $1.277  $1.250  $1.197   1.124  $1.045
Number of accumulation units outstanding
at end of period (in thousands)           136,311  140,033   107,934  144,950  86,677  80,182  62,638  64,849  21,986  13,212
PUTNAM NEW OPPORTUNITIES
SUB-ACCOUNT (Inception date May 2, 1994)
Accumulation unit value at beginning of
period                                    $16.635  $15.312   $10.718  $10.000       -       -       -       -       -       -
Accumulation unit value at end of period  $20.223  $16.635   $15.312  $10.718       -       -       -       -       -       -
Number of accumulation units outstanding
  at end of period (in thousands)          42,525   38,289    15,860    3,681       -       -       -       -       -       -

                                      18


PUTNAM NEW VALUE SUB-ACCOUNT
(Inception date January 2, 1997)
Accumulation unit value at beginning of
period                                    $10.000        -        -        -        -        -        -        -       -        -
Accumulation unit value at end of period  $11.597        -        -        -        -        -        -        -       -        -
Number of accumulation units outstanding
at end of period (in thousands)             6,466        -        -        -        -        -        -        -       -        -
PUTNAM U.S. GOVERNMENT AND  HIGH QUALITY
BOND SUB-ACCOUNT (Inception date
February 1, 1988)
Accumulation unit value at beginning of
period                                    $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  $11.414  10.150  $10.000
Accumulation unit value at end of period  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994  $12.100  11.414  $10.150
Number of accumulation units outstanding
at end of period (in thousands             26,461   29,395   30,489   33,516   37,806   27,611   16,368    8,107   5,399    2,786
PUTNAM UTILITIES GROWTH AND INCOME
SUB-ACCOUNT (Inception date May 4, 1992)
Accumulation unit value at beginning of
period                                    $16.072  $14.075  $10.889  $11.876  $10.618  $10.000        -        -       -        -
Accumulation unit value at end of period  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618        -        -       -        -
Number of accumulation units outstanding
at end of period (in thousands)            22,198   23,096   22,892   23,090   26,176    5,956        -        -       -        -
PUTNAM VISTA SUB-ACCOUNT (Inception
date January 2, 1997) Accumulation unit
value at beginning of period              $10.000        -        -        -        -        -        -        -       -        -
Accumulation unit value at end of period  $12.151        -        -        -        -        -        -        -       -        -
Number of accumulation units outstanding
at end of period (in thousands)             5,662        -        -        -        -        -        -        -       -        -

                                      19


PUTNAM VOYAGER SUB-ACCOUNT
(Inception date February 1, 1988)
Accumulation unit value at beginning of
period                                    $36.228  $32.520  $23.445  $23.530  $20.102   $18.472  $12.822  $13.272  10.170  $10.000
Accumulation unit value at end of period  $45.197  $36.228  $32.520  $23.445  $23.530   $20.102  $18.472  $12.822  13.272  $10.170
Number of accumulation units outstanding
at end of period (in thousands)            47,284   45,912   36,379   29,315   21,915    14,667    8,419    3,714   2,968      762

                                    SUMMARY


WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?


     The Contract offered is a tax deferred Variable Annuity Contract (see "Taxation of Annuities in General," page 47). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payments, to Hartford for its approval. The minimum initial Premium Payment is $1,000. Certain plans may make smaller initial and subsequent periodic premium payments. Subsequent Premium Payments, if made, must be a minimum of $500, or if you are in the InvestEase Program the minimum premium payment is $50. Generally, a Contract Owner may exercise his right to cancel the contract within 10 days of delivery of the Contract by returning the Contract to Hartford at its Home Office. If the Contract Owner exercises his right to cancel, Hartford will return either the contract value on the original premium payments to the contract owner. The duration of the right to cancel period and Hartford's obligation to either return the contract value on the original premium will depend on state law. (See "Right to Cancel Period," page 26.)



     For a description of Contracts issued from October 15, 1986 until approximately September 1, 1988 (Putnam Capital Manager I), see Appendix I commencing on page 57.



     For a description of Contracts issued from September 1, 1988 until May 1, 1990 (Putnam Capital Manager II) see Appendix II commencing on page 59.


WHO MAY PURCHASE THE CONTRACT?


     Any individual, group or trust may purchase the Contract, including any trustee or custodian for a retirement plan which qualifies for special federal tax treatment under the Internal Revenue Code including individual retirement annuities ("Qualified Contracts"). These Contracts are also available for IRA's. (See "Federal Tax Considerations" commencing on page 47 and Appendix III commencing on page 61.)


WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?


     The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page 30 and "The Fixed Account" commencing on page 28.)

WHAT ARE THE CHARGES UNDER THE CONTRACTS?

SALES EXPENSES


     There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. (See "Contingent Deferred Sales Charges" commencing on page 39.)


     The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:


                                                         LENGTH OF TIME
                            CHARGE                    FROM PREMIUM PAYMENT
                            ------                    --------------------
                                                        (NUMBER OF YEARS)
                              7%                              1
                              6%                              2
                              5%                              3
                              4%                              4
                              3%                              5
                              2%                              6
                              1%                              7
                              0%                          8 or more


     No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page 30.)



FREE WITHDRAWAL PRIVILEGE



     Withdrawals of up to 10% per Contract Year, on a noncumulative basis, of the Premium Payments made to a Contract may be made without the imposition of the contingent deferred sales charge. (See "Contingent Deferred Sales Charges" commencing on page 30.) Certain plans or programs may have different withdrawal privileges.


MORTALITY AND EXPENSE RISKS

     For assuming the mortality and expense risks under the Contract, Hartford will impose a

1.25% per annum charge against all Contract Values held in the Sub-Accounts. (See "Mortality and Expense Risk Charge," page 41.)



ADMINISTRATION CHARGE AND ANNUAL MAINTENANCE FEE



     The Contract provides for administration and Contract maintenance charges. For administration, the charge is .15% per annum against all Contract Values held in the Separate Account. For Contract maintenance, the charge is $30 annually. (See "Administration and Maintenance Fees," page 42.) Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this fee.


PREMIUM TAXES


     A deduction will be made for Premium Taxes for Contracts sold in certain states. (See "Premium Taxes," page 43.)


CHARGES BY THE FUNDS

     The Funds are subject to certain fees, charges and expenses. (See the prospectus for the Trust accompanying this Prospectus.)

CAN I GET MY MONEY IF I NEED IT?


     Subject to any applicable charges, the Contract may be surrendered, or portions of the value of such Contract may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page 36.)


DOES THE CONTRACT PAY ANY DEATH BENEFITS?


     A Death Benefit is provided in the event of death of the Annuitant or Contract Owner or Joint Contract Owner prior to age 85 and before Annuity payments have commenced. (See "Death Benefit," page 38.)


WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?


     There are five available Annuity options under the Contract which are described on page 43. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday. If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.

DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?


     Contract Owners will have the right to vote on matters affecting an underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Voting Rights," page 54.)



PERFORMANCE RELATED INFORMATION


     The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


     Putnam Asia Pacific Growth Sub-Account, Putnam Diversified Income Sub-Account, Putnam The George Putnam Fund Sub-Account of Boston, Putnam Global Asset Allocation Sub-Account, Putnam Global Growth Sub-Account, Putnam Growth and Income Sub-Account, Putnam Health Sciences Sub-Account, Putnam High Yield Sub-Account, Putnam International Growth Sub-Account, Putnam International Growth and Income Sub-Account, Putnam International New Opportunities Sub-Account, Putnam Investors Sub-Account, Putnam Money Market Sub-Account, Putnam New Opportunities Sub-Account, Putnam New Value Sub-Account, Putnam OTC & Emerging Growth Sub-Account, Putnam U.S. Government and High Quality Bond Sub-Account, Putnam Utilities Growth and Income Sub-Account, Putnam Vista Sub-Account, and Putnam Voyager Sub-Account may include total return in advertisements or other sales material.


     When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).


     Putnam Diversified Income Sub-Account, Putnam Growth and Income Sub-Account, Putnam International Growth and Income Sub-Account, Putnam High Yield Sub-Account, and Putnam U.S. Government and High Quality Bond Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.



     Putnam Money Market Sub-Account may advertise yield and effective yield. The yield is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

     Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Annual Maintenance Fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.



     Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



INTRODUCTION



     This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax deferred Variable Annuity Contract offered by Hartford and funded by the Fixed Account and/or a series of the Separate Account. Please read the Glossary of Special Terms on pages 4, 5 and 6 prior to reading this Prospectus to familiarize yourself with the terms being used.



THE CONTRACT



     The Putnam Hartford Capital Manager Plan is a tax deferred Variable Annuity Contract. Payments for the Contract will be held in the Fixed Account and/or a series of the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different underlying Fund with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract," page 39, for a description of the charges for redeeming a Contract and other charges made under the Contract.


     Generally, the Contract contains the five optional forms of Annuity described later in this Prospectus. Options 2, 4 and 5 are available with respect to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

     The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.

     The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 2 with 120 monthly payments certain (Option 1 for Contracts issued in Texas).

     When an Annuity is effected under a Contract, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

     The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; Individual Retirement Annuities adopted according to Section 408 of the Internal Revenue Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").

RIGHT TO CANCEL PERIOD

     If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.


THE SEPARATE ACCOUNT


     The Separate Account was established on June 22, 1987, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.

     Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So, Contract Values allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contracts are general obligations of Hartford.

     Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one underlying Fund. Net Premium Payments and proceeds of transfers between Funds are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Funds are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the portfolios of the underlying Fund(s). During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.

     Hartford does not guarantee the investment results of the Funds or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Trust Prospectus.

     Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur only if shares of the Fund(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.

     The Separate Account may be subject to liabilities arising from a Series of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

THE FIXED ACCOUNT


     THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

     Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing investments of Insurance Company General Accounts.

     Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford Life reserves the right to change the rate according to state insurance law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford Life is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.


DOLLAR COST AVERAGING PLUS PROGRAM From time to time, Hartford may credit increased interest rates to Contract Owners under certain programs established at the discretion of Hartford. Contract Owners may enroll in a special pre-authorized transfer program known as Hartford's Dollar Cost Averaging Bonus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into the Program (Hartford may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6 Month Transfer Program and the 12 Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 3 to 6 months. Under the 12

Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days after the initial Program Premium Payment and complete enrollment instructions are received by Hartford. If complete Program enrollment instructions are not received by Hartford within 15 days of receipt of the initial Program Premium Payment, the Program will be voided and the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



Any subsequent Premium Payments received by Hartford within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by the Contract Owner.



A Contract Owner may only have one dollar cost averaging program in place at one time, this includes one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.



Contract Owners may elect to terminate the pre-authorized transfers by calling or writing Hartford of their intent to cancel their enrollment in the Program. Upon cancellation of enrollment in the Program, Contract Owners will no longer receive the increased interest rate. Hartford reserves the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact Hartford to determine if it is available in your state.



HARTFORD LIFE INSURANCE COMPANY



Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                   HARTFORD RATINGS




----------------------------------------------------------------------------------------------------
        RATING AGENCY                   EFFECTIVE    RATING         BASIS OF RATING
                                      DATE OF RATING
----------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.               9/9/97       A+     Financial soundness and operating
                                                              performance.
----------------------------------------------------------------------------------------------------
Standard & Poor's                         1/23/98      AA     Claims paying ability
----------------------------------------------------------------------------------------------------
Duff & Phelps                             1/23/98      AA+    Claims paying ability
----------------------------------------------------------------------------------------------------


THE FUNDS



The underlying investments for the Contracts are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. The Funds may not be available in all states.



PUTNAM VT ASIA PACIFIC GROWTH FUND
Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



PUTNAM VT DIVERSIFIED INCOME FUND
Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND
Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND
Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


PUTNAM VT HEALTH SCIENCES FUND
Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


PUTNAM VT HIGH YIELD FUND
Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND
Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.


PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, covertible bonds and other equity securities principally traded in securities markets outside the United States.



PUTNAM VT INVESTORS FUND
Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.



PUTNAM VT MONEY MARKET FUND
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


PUTNAM VT NEW OPPORTUNITIES FUND
Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND


Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



PUTNAM VT OTC & EMERGING GROWTH FUND
Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.



PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND
Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


PUTNAM VT UTILITIES GROWTH AND INCOME FUND
Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.


PUTNAM VT VISTA FUND
Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.


PUTNAM VT VOYAGER FUND
Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


     Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



     The Funds are available only to serve as the underlying investment for variable annuity and variable life Contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Trust prospectus which should be read in conjunction with this Prospectus before investing, and in the Trust's Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.


     It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policyowners, the Trust's Board of Trustees would monitor events in order to identify any material conflicts between such Contract Owners and Policyowners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant upon establishment of such separate funds.

     Putnam Management, One Post Office Square, Boston, MA, 02109, serves as the investment manager for the Funds. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate , Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

     Subject to the general oversight of the Trustees of the Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Trust Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


OPERATION OF THE CONTRACT/ACCUMULATION PERIOD


PREMIUM PAYMENTS

     The balance of each initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned. Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office or other designated administrative office.

     The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.


     The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500, or if you are in the InvestEase Program the minimum Premium Payment is $50. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.


                             VALUE OF ACCUMULATION UNITS

     The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. You should refer to the Trust Prospectus which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

     The shares of the Fund are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Fund shares may be found in the accompanying Prospectus of the Trust.

                              VALUE OF THE FIXED ACCOUNT

     Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate is 3%, compounded annually. Hartford may credit a lower minimum interest rate according to state law. Hartford also may credit interest at rates greater than the minimum Fixed Account interest rate.

                                VALUE OF THE CONTRACT

     The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-

Account, the current Accumulation Unit values, the Fixed Account Value, and the total value of your Contract.


                             TRANSFERS AMONG SUB-ACCOUNTS

     You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. Transfers by telephone may be made by calling (800) 521-0538. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days.


     Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between the Sub-Accounts and the Fixed Account under certain circumstances. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number. All transfer instructions by telephone are tape recorded.


     The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

     Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND THE SUB-ACCOUNTS

     Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

REDEMPTION/SURRENDER OF A CONTRACT

     At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part. Surrenders are not permitted after Annuity payments commence EXCEPT that a full surrender is allowed when payments for a designated period (Option 4 or 5) are selected as the Annuity option.

     FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Contract Maintenance Fee, if applicable, and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

     PARTIAL SURRENDERS. The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas Contracts, there were no Premium Payments made during the preceding two Contract Years), Hartford may terminate the Contract and pay the Termination Value.

     During the Contract Year, on a non-cumulative basis, partial surrenders of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract may be made without being subject to the contingent deferred sales charge. Certain plans or programs may have different withdrawal privileges. Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.


TELEPHONE SURRENDER PRIVILEGES. Hartford permits partial surrenders by telephone subject to dollar amount limitations in effect at the time a Contract Owner requests the surrender. To request partial surrenders by telephone, a Contract Owner must have completed and returned to Hartford a Telephone Redemption Program Enrollment Form authorizing telephone surrenders. If there are joint Contract Owners, both must authorize Hartford to accept telephone instructions and agree that Hartford may accept telephone instructions for partial surrenders from either Contract Owner. Partial surrender requests will not be honored until Hartford receives all required documents in proper form.



Telephone authorization will remain valid until (a) Hartford receives written notice of revocation by a Contract Owner, or, in the case of joint Contract Owners, written notice from either

Contract Owner; (b) Hartford discontinues the privilege; or (c) Hartford has reason to believe that a Contract Owner has entered into a market timing agreement with an investment adviser and/or broker/dealer.



Hartford may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. Hartford will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.



In order to obtain that day's unit values on surrender, Hartford must receive telephone surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).



Hartford may modify, suspend, or terminate telephone transaction privileges at any time.



     THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) TERMINATED EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP.


     DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

     HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.


     ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE 47.)



     Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received: from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page 39.)



DEATH BENEFIT


     The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract Control Provisions, will receive Death Benefits as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different. If the deceased, the Annuitant or Contract Owner, as applicable, had attained age 85, then the Death Benefit will equal the Contract Value. If, upon death prior to the Annuity Commencement Date of the Annuitant or Contract Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial surrenders since the immediately preceding Specified Contract Anniversary in all states except North Carolina where the Beneficiary will receive the greater of the Contract Value or the Premium Payments as set forth in (a) and (b) above.


     PAYMENT OF DEATH BENEFIT - Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The death Benefit may be taken in one sum, payable within 7 days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that:
(a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death.


     Notwithstanding the foregoing, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract

Owner. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments.

     If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

     There may be postponement in the payment of death benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.


     For a discussion of the manner in which Annuity payments are determined and may vary from month to month see "Determination of Payment Amount," page 45.



CHARGES UNDER THE CONTRACT


CONTINGENT DEFERRED SALES CHARGES

     There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered.


     A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described at page 41 below under the sub-heading "Confinement in a Hospital, Long Term Care Facility or Nursing Home") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments under the Contract not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Contract Maintenance Fee.


     The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract Values. The charge is a percentage of the amount withdrawn, not to exceed the aggregate amount of the Premium Payments made, and equals:



                                            LENGTH OF TIME
                 CHARGE                   FROM PREMIUM PAYMENT
                 ------                   --------------------
                                           (NUMBER OF YEARS)

                    7%                              1
                    6%                              2
                    5%                              3
                    4%                              4
                    3%                              5
                    2%                              6
                    1%                              7
                    0%                          8 or more


     No contingent deferred sales charge will be assessed on a distribution due to the death of the Annuitant or Contract Owner, or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Option 4 will be subject to a contingent deferred sales charge if applicable) or upon the exercise of the withdrawal privilege.

     In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal of $1,000 and the applicable sales load is 5%. Your Sub-Account(s) and/or the Fixed Account will be reduced by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is also the method applicable on a full surrender of your Contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) and/or the Fixed Account in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales charge is 5%. Your Sub-Account(s) and/or the Fixed Account will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge
($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested). This example does not take into account the Free Withdrawal Privilege described be low.

     The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. It is anticipated that gross commissions paid on the sale of the Contracts will not exceed 5.5% of all Premium Payments. To the extent that these charges do not cover such distribution expenses, the expenses will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.

     The contingent deferred sales charges which cover expenses relating to the sale and distribution of the Contracts may be reduced for certain sales of the Contracts under circumstances which may result in savings of such sales and distribution expenses. Therefore, the contingent deferred sales charges may be reduced if the Contracts are sold to certain employee and professional groups. In addition, there may be other circumstances of which Hartford is not presently aware which could result in reduced sales or distribution expenses. Reductions in these charges will not be unfairly discriminatory against any Contract Owner.

     Hartford may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


     CONFINEMENT IN A HOSPITAL, LONG TERM CARE FACILITY OR NURSING HOME - Hartford will waive any Sales Charge applicable to a partial or full surrender if the Annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.



     The Annuitant cannot be confined at the time the Contract was purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date; must provide written proof of confinement satisfactory to Hartford; and must request the partial or full surrender within 91 calendar days of the last day of confinement.



     This waiver may not be available in all states. Please contact your registered representative or Hartford to determine availability.


     FREE WITHDRAWAL PRIVILEGE. During any Contract Year (on a non-cumulative basis), a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge described above (the "Annual Withdrawal Amount"). Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be deemed to be from Contract Values other than Premium Payments. From time to time, Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect. Additional surrenders or any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are applicable will be subject to the appropriate charge as set forth above.

MORTALITY AND EXPENSE RISK CHARGE

     Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.

     For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract, including the payout period, (estimated at .90% for mortality and .35% for expense).

     The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum death benefit under the Contract.

     The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. Hartford will bear the loss in such a situation. Also, in the event of the death of an Annuitant or Contract Owner prior to age 85 and before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the minimum death benefit.

     In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Administration and Maintenance Fees for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.


ADMINISTRATION CHARGE AND ANNUAL MAINTENANCE FEE



     Hartford will deduct certain fees from Contract Values to reimburse it for expenses relating to the administration and maintenance of the Contract and the Fixed Account. For Annual Maintenance Fee, Hartford will deduct an annual fee of $25 on each Contract Anniversary on or before the Annuity Commencement Date. The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Annual Maintenance Fee at the time of such surrender. Hartford reserves the right to waive the Annual Maintenance Fee under other conditions. For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


     The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

     You should refer to the Trust Prospectus for a description of deductions and expenses paid out of the assets of the Trust's Portfolios.

PREMIUM TAXES


     A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.



ANNUITY BENEFITS


     You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday except for certain states where deferral past age 85 is not permitted. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

ANNUITY OPTIONS

     The Contract contains the five optional Annuity forms described below. Options 2, 4, and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by the Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity.

     Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

     OPTION 1: LIFE ANNUITY

     A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This options offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

     OPTION 2: LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

     This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

     OPTION 3:  JOINT AND LAST SURVIVOR ANNUITY

     An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

     It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

     OPTION 4: PAYMENTS FOR A DESIGNATED PERIOD

     An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.

     In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Hartford.

     Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

     OPTION 5:  DEATH BENEFIT REMAINING WITH HARTFORD

     Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.

     Hartford may offer other annuity options from time to time.

THE ANNUITY UNIT AND VALUATION


     The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Valuation of Accumulation Units," commencing on page 34) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 4.00% per annum discussed below.


DETERMINATION OF PAYMENT AMOUNT

     When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

     The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 4% per annum.

     The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

     Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.

     The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity

Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

     THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

     The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

                              FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.   GENERAL

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I, commencing on page 57, is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.

B.   TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Accumulation Unit Values" commencing on page 16). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.


  1. NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, limited liability companies and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the Contract as an agent for a natural person. There are additional exceptions from current inclusion for (i) certain annuities held by structured settlement companies, (ii) certain annuities held by an employer with respect to a terminated qualified retirement plan and (iii) certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


     If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

     The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

     a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

          i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

          ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

          iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

          iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph
               a. and the next subparagraph b.

          v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

     b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").


          i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

          ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

          iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

     c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such

          Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

     d.   10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
          PAYMENTS.

          i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

          ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

               1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

               2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

               3. Distributions attributable to a recipient's becoming disabled.

               4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

               5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

     e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982. If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
          (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

     f.   REQUIRED DISTRIBUTIONS

          i.   Death of Contract Owner or Primary Annuitant

               Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

               1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

               2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

               3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

          ii.  Alternative Election to Satisfy Distribution Requirements

               If any portion of  the interest of a Contract Owner described in
               i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

          iii. Spouse Beneficiary

               If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above.

  3. DIVERSIFICATION REQUIREMENTS. Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

     The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

     A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

     Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.


Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

D.   FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

  1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

  2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.   GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I commencing on page 57 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.


F.   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



GENERAL MATTERS


ASSIGNMENT

     Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Taxation of Annuities in General - Non-Tax Qualified Purchasers," page 47.)

MODIFICATION

     Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or (iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

DELAY OF PAYMENTS

     There may be postponement of a surrender payment or death benefit whenever
(a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

     Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

     1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

     2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

     If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.

     Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.

     In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held. If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to Fund Annuity benefits decrease.

DISTRIBUTION OF THE CONTRACTS

     Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

     The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

     HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid by Hartford and will not be more than 6% of Premium Payments.

     From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.


Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.


OTHER CONTRACTS OFFERED

     In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual Variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

CUSTODIAN OF SEPARATE ACCOUNT ASSETS

     The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

LEGAL PROCEEDINGS

     There are no material legal proceedings pending to which the Separate Account is a party.

LEGAL COUNSEL

     Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, CT 06104-2999.

EXPERTS


     The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ADDITIONAL INFORMATION

     Inquiries will be answered by calling your representative or by writing:


     Hartford Life Insurance Company
     Attn:  Individual Annuity Services
     P.O. Box 5085
     Hartford, CT 06102-5085
     Telephone:  (800) 521-0538

                                      APPENDIX I
                              (PUTNAM CAPITAL MANAGER I)

     The Contract provisions for Contracts issued from October 5, 1986 until approximately September 1, 1988 are the same as the provisions detailed in this Prospectus, except for the following:

1. PREMIUM PAYMENTS


     The minimum initial Premium Payment is $5,000, except in New York, where the minimum initial Premium Payment is $2,000 and the minimum subsequent Premium Payment is $1,000, except if you are in the InvestEase Program the minimum subsequent payment is $50.


2. SALES EXPENSES

     The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:





                                           LENGTH OF TIME
                                            FROM PREMIUM
                                               PAYMENT
                               CHARGE      (NUMBER OF YEARS)
                               ------      -----------------

                                5%               1
                                5%               2
                                4%               3
                                3%               4
                                2%               5
                                0%           6 or more


3. THE SPECIFIED CONTRACT

     Anniversary for purposes of determining the Death Benefit is every fifth Contract Anniversary, i.e., the 5th, 10th, 15th, etc. Contract Anniversary.

 4. ANNUITY OPTIONS

     The following option is available with respect to Qualified Contracts only if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

UNIT REFUND LIFE ANNUITY (VARIABLE ANNUITIES ONLY)

     This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under the option at the Annuity Commencement Date divided by the Annuity Unit value at the Annuity Commencement Date and (b) is the number of Annuity Units represented by each monthly Annuity payment made times the number of Annuity payments made.

     The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

5. ANNUITY PAYMENTS

     When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit of each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

     The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment.

     The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

 6. THE FIXED ACCOUNT AND RESTRICTIONS ON TRANSFER

     All reference to the Fixed Account, and certain restrictions as to transfers do not apply except as to third party designees of the Contract Owner.

                                     APPENDIX II
                             (PUTNAM CAPITAL MANAGER II)

     The Contract provisions for Contracts issued between September 1, 1988 and May 1, 1990 and in certain states where the Contract described in this Prospectus has not been approved are the same as the provisions detailed in this Prospectus, except for the following:

 1. PREMIUM PAYMENTS


     There are no premium payments below $1,000 for initial payments and $500 for subsequent payments, except if you are in the InvestEase Program the minimum subsequent payment is $50.


 2. SALES EXPENSES

     The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:



                                           LENGTH OF TIME
                                            FROM PREMIUM
                                               PAYMENT
                               CHARGE     (NUMBER OF YEARS)
                               ------     -----------------
                                6%               1
                                6%               2
                                6%               3
                                6%               4
                                5%               5
                                4%               6
                                0%            7 or more


 3. WITHDRAWAL PRIVILEGES

     The withdrawal privilege is limited to withdrawals of up to 10% per year of the Premium Payments after the first Contract Year.

 4. FIXED ACCOUNT

     Transfers from the Fixed Account into a Sub-Account may be made only during the 60 day period immediately following the Contract Anniversary. The maximum amount which may be transferred from the Fixed Account is the greater of 30% of the Fixed Account balance at the time of transfer or the greatest amount of any transfer from the Fixed Accounts. There is no renewal interest rate exception.

 5. DEATH BENEFIT

     The Specified Contract Anniversary for determining the Death Benefit is every sixth Contract Anniversary, except in North Carolina (i.e., the 6th, 12th, 18th, etc. Contract Anniversaries).

                                     APPENDIX III
                      INFORMATION REGARDING TAX-QUALIFIED PLANS



The tax rules applicable to tax-qualified contract owners, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of applicable limits, distributions prior to age 592 (subject to certain exceptions), distributions which do not conform to applicable commencement and minimum distribution rules, and certain other transactions with respect to tax-qualified plans. Therefore, this summary does not attempt to provide more than general information about the tax rules associated with use of a Contract by a tax-qualified retirement plan. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person to benefits may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless Hartford specifically consents to be bound. Additionally, some tax-qualified retirement plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



A. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS Provisions of the Code permit eligible employers to establish tax-qualified pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use these contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



B. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations, as specified in
     Section 501(c)(3) of the Code, to purchase annuity contracts, and, subject to certain limitations, to exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of an employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



     Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

     (1)  after the participating employee attains age 59 1/2;
     (2)  upon separation from service;
     (3)  upon death or disability; or

     (4) in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).


     Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a Section 403(b) contract as of December 31, 1988.



C. DEFERRED COMPENSATION PLANS UNDER SECTION 457 Employees and independent contractors performing services for eligible employers may have contributions made to an Eligible Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Eligible Deferred Compensation Plans maintained by a State or other tax-exempt organization. For these purposes, the term "State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or, for 1998, $8,000 (indexed), whichever is less. Such a plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.



     An employee electing to participate in an Eligible Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an Eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of participants and their beneficiaries. Special transition rules apply to such Eligible governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement of a trust does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) organization, and such amounts will be subject to the claims of such tax-exempt employer's general creditors.



     In general, distributions from an Eligible Deferred Compensation Plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Present federal tax law does not allow tax-free transfers or rollovers for amounts accumulated in a

     Section 457 plan except for transfers to other Section 457 plans in limited cases.



D. INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408 Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.


     The Contracts may be offered as SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a regular IRA only after two years have expired since the participant first commenced participation in your employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a regular IRA. Hartford is a non-designated financial institution.


     Beginning in 1998, the Contracts may be offered as ROTH IRAs under Section 408A of the Code. Contributions to a ROTH IRA are not deductible. Subject to special limitations, a regular IRA may be converted into a ROTH IRA or a distribution from a regular IRA may be rolled over to a ROTH IRA. However, a conversion or a rollover from a regular IRA to a ROTH IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a ROTH IRA are tax-free.



E. FEDERAL TAX PENALTIES AND WITHHOLDING Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.


     1. PREMATURE DISTRIBUTION Distributions from a tax-qualified plan before the Participant attains age 59 1/2 are generally subject to an additional penalty tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service after age 55. For these purposes, a life annuity means a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).



          In addition, effective for distributions made from an IRA after December 31, 1997, there is no such penalty tax on distributions that do not exceed the amount of certain qualifying higher education expenses, as defined by Section 72(t)(7) of the Code, or which are qualified first-time homebuyer distributions meeting the requirements of Section 72(t)(8) of the Code.

          If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax discussed above is increased to 25% with respect to non-exempt premature distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



     2. MINIMUM DISTRIBUTION TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.



          An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than the required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



          If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.


          If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.


     3. WITHHOLDING In general, distributions from IRAs and plans described in Section 457 of the Code are subject to regular wage withholding rules. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



          Other distributions from such other tax-qualified retirement plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:



            a) the non-taxable portion of the distribution;
            b) required minimum distributions; or
            c) direct transfer distributions.




Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

                                  TABLE OF CONTENTS
                                          TO
                         STATEMENT OF ADDITIONAL INFORMATION




          SECTION                                                      PAGE
          -------                                                      ----
          DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY. . . . . . . .
          SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . .
          INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . .
          DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . .
          CONTRACTS ISSUED FROM OCTOBER 15, 1986 TO APPROXIMATELY
            SEPTEMBER 1, 1988 . . . . . . . . . . . . . . . . . . . . .
          CONTRACTS ISSUED FROM SEPTEMBER 1, 1988 UNTIL
            MAY 1, 1990 AND IN CERTAIN STATES WHERE THE
            CONTRACT DESCRIBED IN THIS PROSPECTUS HAS NOT
            BEEN APPROVED . . . . . . . . . . . . . . . . . . . . . . .
          CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . .
          PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . .
          FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .

To Obtain a Statement of Additional Information, please complete the form below and mail to:



Hartford Life Insurance Company
Attn: Individual Annuity Operations
P.O. Box 5085
Hartford, CT 06102-5085




Please send a Statement of Additional Information for the Putnam Capital Manager Variable Annuity to me at the following address:



          ________________________________________
          Name

          ________________________________________
          Address

          ________________________________________
          City/State                      Zip Code

                                        PART B
                        STATEMENT OF ADDITIONAL INFORMATION


                         HARTFORD LIFE INSURANCE COMPANY -
                   PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT


This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085.





Date of Prospectus:  May 1, 1998

Date of Statement of Additional Information:  May 1, 1998


33-17207

                               TABLE OF CONTENTS

SECTION                                                                     PAGE
-------                                                                     ----


DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . .

CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY
    SEPTEMBER 1, 1988 (PUTNAM CAPITAL MANAGER I) . . . . . . . . . . . . . .

CONTRACTS ISSUED FROM SEPTEMBER 1, 1988 UNTIL MAY 1, 1990
    AND IN CERTAIN STATES WHERE THE CONTRACT DESCRIBED IN
    THIS PROSPECTUS HAS NOT BEEN APPROVED. . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                  HARTFORD RATINGS
--------------------------------------------------------------------------------
       RATING AGENCY            EFFECTIVE     RATING       BASIS OF RATING
                             DATE OF RATING
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.      9/9/97         A+     Financial soundness and
                                                       operating performance.
--------------------------------------------------------------------------------
Standard & Poor's               1/23/98         AA     Claims paying ability
--------------------------------------------------------------------------------
Duff & Phelps                   1/23/98         AA+    Claims paying ability
--------------------------------------------------------------------------------



                                SAFEKEEPING OF ASSETS


Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.


                           INDEPENDENT PUBLIC ACCOUNTANTS


The audited financial statements and financial statement schedules included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             DISTRIBUTION OF CONTRACTS


Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continous basis. HSD is a wholly-owned subsidiary of Hartford. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.



HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Commissions will be paid by Hartford and will not be more than 6% of premium payments from time to time, Hartford may pay or permit other promotion incentives in cash or credit or other compensation.

CONTRACTS ISSUED FROM OCTOBER 15, 1986 UNTIL APPROXIMATELY SEPTEMBER 1, 1988

(Putnam Capital Manager I)

The Contract provisions for Contracts issued prior to September 1, 1988, are the same as the provisions detailed in the Prospectus, except for the following:

1.   PREMIUM PAYMENTS

The minimum initial Premium Payment is $5,000, except in New York, where the minimum initial Premium Payment is $2,000 and the minimum subsequent Premium Payment is $1,000, except if you are in the InvestEase program the minimum subsequent premium payment is $50.

2.   SALES EXPENSES

The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:


     Charge              Length of Time from Premium Payment
     ------              -----------------------------------
                            (Number of Years)

     5%                            1
     5%                            2
     4%                            3
     3%                            4
     2%                            5
     0%                            6 or more

3.   THE SPECIFIED CONTRACT

Anniversary for purposes of determining the Death Benefit is every fifth Contract Anniversary, i.e., the 5th , 10th, 15th, etc. Contract Anniversary.

4.   ANNUITY OPTIONS

The following option is available with respect to Qualified Contracts only if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

Unit Refund Life Annuity (Variable Annuities Only)

This Annuity option is an Annuity payable monthly during the lifetime of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) over (b) where
(a) is the total amount applied under the option at the Annuity Commencement Date divided by the Annuity Unit value at the Annuity Commencement Date and (b) is the number of Annuity Units represented by each monthly Annuity payment made times the number of Annuity payments made.

The amount of the additional payments will be determined by multiplying such excess by the Annuity Unit value as of the date that proof of death is received by Hartford.

5.   ANNUITY PAYMENTS

When Annuity payments are to commence, the value of the Contract is determined as the product of the value of the Accumulation Unit of each Sub-Account as of the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account as of the close of business on the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment.

The Annuity payments will be made on the first day of each month following selection. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

6.   THE FIXED ACCOUNT AND RESTRICTIONS ON TRANSFER

All reference to the Fixed Account, and certain restrictions as to transfers do not apply, except as to third party designees of the Contract Owner.

CONTRACTS ISSUED BETWEEN SEPTEMBER 1, 1988 AND MAY 1, 1990

                            (Putnam Capital Manager II)

The Contract provisions for Contracts issued between September 1, 1988 and May 1, 1990 and in certain states where the Contract described in this Prospectus has not been approved are the same as the provisions detailed in this Prospectus, except for the following:

1.   PREMIUM PAYMENTS

There is no premium payments below $1,000 for initial payments and $500 for subsequent payments, except if you are in the InvestEase program the minimum subsequent premium payment is $50..

2.   SALES EXPENSES

The contingent deferred sales charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made) and equals:

     Charge          Length of Time from Premium Payment
     ------          -----------------------------------
                            (Number of Years)

    6%                             1
    6%                             2
    6%                             3
    6%                             4
    5%                             5
    4%                             6
    0%                             7 or more

3.  WITHDRAWAL PRIVILEGES

The withdrawal privilege is limited to withdrawals of up to 10% per year of the Premium Payments after the first Contract Year.

4.  FIXED ACCOUNT

Transfers from the Fixed Account into a Sub-Account may be made only during the 60 day period immediately following the Contract Anniversary. The maximum amount which may be transferred from the Fixed Account is the greater of 30% of the Fixed Account balance at the time of transfer or the greatest amount of any transfer from the Fixed Accounts. There is no renewal interest rate exception.

5.  DEATH BENEFIT

The Specified Contract Anniversary for determining the Death Benefit is every sixth Contract Anniversary, except in North Carolina (i.e. the 6th, 12th, 18th, etc. Contract Anniversaries).

                          CALCULATION OF YIELD AND RETURN

YIELD OF THE PCM MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1

The Putnam Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

The Putnam VT High Yield Fund, Putnam VT U.S. Government and Putnam VT High Quality Bond Fund, and Putnam VT Growth and Income Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Putnam Money Market Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Putnam Money Market Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:

The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.

Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which Putnam VT High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.

The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which PCM High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments.

The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The

500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.

The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. PCM Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                  ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 16, 1998


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------
December 31, 1997                     Asia Pacific    Diversified      Global Asset     Global
                                      Growth          Income           Allocation       Growth
                                      Fund            Fund             Fund             Fund
                                      Sub-Account     Sub-Account      Sub-Account      Sub-Account

-------------------------------------------------------------------------------------------------------
Assets
Investments:
 .......................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 3,982,438
 Cost $41,847,839
 .......................................................................................................
  Market Value:                       $37,707,127     $         --     $         --     $         --
 .......................................................................................................
Putnam VT Diversified
Income Fund
 Shares 27,773,427
 Cost $289,417,701
 .......................................................................................................
  Market Value:                                --      314,117,464               --               --
 .......................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 25,951,826
 Cost $348,329,674
 .......................................................................................................
  Market Value:                                --               --      486,856,253               --
 .......................................................................................................
Putnam VT Global
Growth Fund
 Shares 39,377,645
 Cost $521,408,963
 .......................................................................................................
  Market Value:                                --               --               --      722,186,005
 .......................................................................................................
Putnam VT Growth and
Income Fund
 Shares 153,139,691
 Cost $2,874,168,517
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT High
Yield Fund
 Shares 33,295,156
 Cost $382,788,853
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT International
Growth Fund
 Shares 4,798,625
 Cost $53,588,319
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 7,481,844
 Cost $84,008,899
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Due From Hartford Life
 Insurance Company                         22,815          116,697           92,110               --
 .......................................................................................................
Receivable from fund
 shares sold                                   --               --               --        2,027,891
-------------------------------------------------------------------------------------------------------
Total Assets                           37,729,942      314,234,161      486,948,363      724,213,896
-------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --               --               --        2,028,912
 .......................................................................................................
Payable for fund
 shares purchased                          22,791          115,945           92,103               --
 .......................................................................................................
Total Liabilities                          22,791          115,945           92,103        2,028,912
-------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $37,707,151     $314,118,216     $486,856,260     $722,184,984
-------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (Continued)
-------------------------------------------------------------------------------------------------------
December 31, 1997                  Growth             High Yield        International    International
                                   and Income         Fund              Growth           Growth
                                   Fund               Sub-Account       Fund             and Income
                                   Sub-Account                          Sub-Account      Fund
                                                                                         Sub-Account
-------------------------------------------------------------------------------------------------------
Assets
Investments:
 .......................................................................................................
Putnam VT Asia Pacific
Growth Fund
 Shares 4,098,601
 Cost $42,687,379
 .......................................................................................................
  Market Value:                    $           --     $         --      $        --      $        --
 .......................................................................................................
Putnam VT Diversified
Income Fund
 Shares 27,773,427
 Cost $289,417,701
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Global
Asset Allocation Fund
 Shares 25,951,826
 Cost $348,329,674
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Global
Growth Fund
 Shares 39,377,645
 Cost $521,408,963
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Growth and
Income Fund
 Shares 153,139,691
 Cost $2,874,168,517
 .......................................................................................................
  Market Value:                     4,336,916,046               --               --               --
 .......................................................................................................
Putnam VT High
Yield Fund
 Shares 33,295,156
 Cost $382,788,853
 .......................................................................................................
  Market Value:                                --      453,480,021               --               --
 .......................................................................................................
Putnam VT International
Growth Fund
 Shares 4,798,625
 Cost $53,588,319
 .......................................................................................................
  Market Value:                                --               --       54,848,282               --
 .......................................................................................................
Putnam VT International
Growth and Income Fund
 Shares 7,481,844
 Cost $84,008,899
 .......................................................................................................
  Market Value:                                --               --               --       86,266,118
 .......................................................................................................
Due From Hartford Life
 Insurance Company                      1,259,790               --          155,639               --
 .......................................................................................................
Receivable from fund
 shares sold                                   --           81,181               --          866,081
-------------------------------------------------------------------------------------------------------
Total Assets                        4,338,175,836      453,561,202       55,003,921       87,132,199
-------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                              1           92,602               --          865,856
 .......................................................................................................
Payable for fund
 shares purchased                       1,259,978               --          155,637               --
 .......................................................................................................
Total Liabilities                       1,259,979           92,602          155,637          865,856
-------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                      $4,336,915,857     $453,468,600      $54,848,284      $86,266,343
-------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets and Liabilities
-------------------------------------------------------------------------------------------------------
December 31, 1997                     International   Money            New               New
                                      New             Market           Opportunities     Value
                                      Opportunities   Fund             Fund              Fund
                                      Fund            Sub-Account      Sub-Account       Sub-Account
                                      Sub-Account
-------------------------------------------------------------------------------------------------------
Assets
Investments:
 .......................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,098,601
 Cost $42,687,379
 .......................................................................................................
  Market Value:                       $39,665,081     $         --     $         --      $        --
 .......................................................................................................
Putnam VT Money
Market Fund
 Shares 202,287,317
 Cost $202,287,317
 .......................................................................................................
  Market Value:                                --      202,287,317               --               --
 .......................................................................................................
Putnam VT New
Opportunities Fund
 Shares 40,534,671
 Cost $638,785,981
 .......................................................................................................
  Market Value:                                --               --      860,551,061               --
 .......................................................................................................
Putnam VT New
 Value Fund
 Shares 6,380,084
 Cost $70,145,369
 .......................................................................................................
  Market Value:                                --               --               --       75,029,788
 .......................................................................................................
Putnam VT U. S. Government
High Quality Bond Fund
 Shares 39,413,018
 Cost $469,686,284
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Utilities
Growth and Income Fund
 Shares 26,120,146
 Cost $300,886,355
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Vista Fund
 Shares 5,592,998
 Cost $61,075,852
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT Voyager Fund
 Shares 54,861,955
 Cost $1,272,718,315
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Due From Hartford Life
 Insurance Company                          3,043        2,297,880               --          233,591
 .......................................................................................................
Receivable from fund
 shares sold                                   --               --          878,238               --
-------------------------------------------------------------------------------------------------------
Total Assets                           39,668,124      204,585,197      861,429,299       75,263,379
-------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --               --          877,100               --
 .......................................................................................................
Payable for fund
 shares purchased                           3,043        2,296,934               --          232,998
 .......................................................................................................
Total Liabilities                           3,043        2,296,934          877,100          232,998
-------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                         $39,665,081     $202,288,263     $860,552,199      $75,030,381
-------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (Continued)
-------------------------------------------------------------------------------------------------------
December 31, 1997                    U.S.Government   Utilities        Vista          Voyager
                                     and High         Growth           Fund           Fund
                                     Quality Bond     and Income       Sub-Account    Sub-Account
                                     Fund             Fund
                                     Sub-Account      Sub-Account
-------------------------------------------------------------------------------------------------------
Assets
Investments:
 .......................................................................................................
Putnam VT International
New Opportunities Fund
 Shares 4,098,601
 Cost $42,687,379
 .......................................................................................................
  Market Value:                      $         --     $         --      $        --   $           --
 .......................................................................................................
Putnam VT Money
Market Fund
 Shares 202,287,317
 Cost $202,287,317
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT New
Opportunities Fund
 Shares 40,534,671
 Cost $638,785,981
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT New
 Value Fund
 Shares 6,380,084
 Cost $70,145,369
 .......................................................................................................
  Market Value:                                --               --               --               --
 .......................................................................................................
Putnam VT U. S. Government
High Quality Bond Fund
 Shares 39,413,018
 Cost $469,686,284
 .......................................................................................................
  Market Value:                       528,922,698               --               --               --
 .......................................................................................................
Putnam VT Utilities
Growth and Income Fund
 Shares 26,120,146
 Cost $300,886,355
 .......................................................................................................
  Market Value:                                --      447,699,299               --               --
 .......................................................................................................
Putnam VT Vista Fund
 Shares 5,592,998
 Cost $61,075,852
 .......................................................................................................
  Market Value:                                --               --       68,905,735               --
 .......................................................................................................
Putnam VT Voyager Fund
 Shares 54,861,955
 Cost $1,272,718,315
 .......................................................................................................
  Market Value:                                --               --               --    2,144,005,195
 .......................................................................................................
Due From Hartford Life
 Insurance Company                        240,123          566,406            6,712          830,236
 .......................................................................................................
Receivable from fund
 shares sold                                   --               --               --                1
-------------------------------------------------------------------------------------------------------
Total Assets                          529,162,821      448,265,705       68,912,447    2,144,835,432
-------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life
 Insurance Company                             --               --               --                1
 .......................................................................................................
Payable for fund
 shares purchased                         240,113          563,009            5,735          830,698
 .......................................................................................................
Total Liabilities                         240,113          563,009            5,735          830,699
-------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)                        $528,922,708     $447,702,696      $68,906,712   $2,144,004,733
-------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                   Units             Unit          Contract
                                                                    Owned by          Price         Liability
                                                                    Participants
----------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Individual Sub-Accounts:
 ......................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                4,107,754       $ 9.175966    $    37,692,611
 ......................................................................................................................
  Asia Pacific Growth Fund .40%                                            994         9.424285              9,372
 ......................................................................................................................
  Diversified Income Fund Sub-Account                                24,441,598        12.840701        313,847,251
 ......................................................................................................................
  Diversified Income Fund .40%                                           1,031        13.668241             14,087
 ......................................................................................................................
  Global Asset Allocation Sub-Account                                17,958,360        27.026081        485,344,086
 ......................................................................................................................
  Global Asset Allocation Fund .40%                                       2,169        17.329681             37,584
 ......................................................................................................................
  Global Growth Fund Sub-Account                                     36,912,422        19.497474        719,698,987
 ......................................................................................................................
  Global Growth Fund .40%                                                 1,490        15.678431             23,365
 ......................................................................................................................
  Growth and Income Fund Sub-Account                                108,147,425        40.036154      4,329,806,953
 ......................................................................................................................
  Growth and Income Fund .40%                                            2,254        20.951776             47,220
 ......................................................................................................................
  High Yield Fund Sub-Account                                        17,697,396        25.574900        452,609,127
 ......................................................................................................................
  High Yield Fund .40%                                                   1,039        15.008166             15,586
 ......................................................................................................................
  International Growth Fund Sub-Account                               4,786,530        11.450726         54,809,249
 ......................................................................................................................
  International Growth Fund Sub-Account .40%                               2,835        11.566445             32,787
 ......................................................................................................................
  International Growth and Income Fund Sub-Account                   7,320,004        11.776424         86,203,472
 ......................................................................................................................
  International Growth and Income Fund Sub-Account .40%                   1,147        11.895920             13,644
 ......................................................................................................................
  International New Opportunities Fund Sub-Account                    4,025,544         9.849814         39,650,857
 ......................................................................................................................
  International New Opportunities Fund Sub-Account .40%                   1,158         9.949999             11,524
 ......................................................................................................................
  Money Market Fund Sub-Account                                     136,310,783         1.482672        202,104,182
 ......................................................................................................................
  Money Market Fund .40%                                                10,302         1.176698             12,122
 ......................................................................................................................
  New Opportunities Fund Sub-Account                                 42,524,777        20.223432        859,996,936
 ......................................................................................................................
  New Opportunities Fund .40%                                            1,235        22.671011             27,999
 ......................................................................................................................
  New Value Fund Sub-Account                                          6,466,377        11.597024         74,990,731
 ......................................................................................................................
  New Value Fund Sub-Account .40%                                          1,000        11.713440             11,713
 ......................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account             26,461,156        19.958881        528,135,070
 ......................................................................................................................
  U.S. Government and High Quality Bond Fund .40%                         1,028        13.267727             13,640
 ......................................................................................................................
  Utilities Growth and Income Fund Sub-Account                       22,197,997        20.143040        447,135,141
 ......................................................................................................................
  Utilities Growth and Income Fund .40%                                  1,024        19.441319             19,914
 ......................................................................................................................
  Vista Fund Sub-Account                                              5,662,338        12.151064         68,803,429
 ......................................................................................................................
  Vista Fund Sub-Account .40%                                             1,000        12.272040             12,272
 ......................................................................................................................
  Voyager Fund Sub-Account                                           47,283,830        45.196582      2,137,067,493
 ......................................................................................................................
  Voyager Fund .40%                                                      2,850        22.202727             63,281
 ......................................................................................................................
Sub-total Individual Sub-Accounts:                                                                   10,838,261,685
 ......................................................................................................................
Annuity contracts in the annuity period:
 Individual Sub-Accounts:
 ......................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                      563         9.175966              5,168
 ......................................................................................................................
  Diversified Income Fund Sub-Account                                    20,005        12.840701            256,878
 ......................................................................................................................
  Global Asset Allocation Sub-Account                                    54,562        27.026081          1,474,590
 ......................................................................................................................
  Global Growth Fund Sub-Account                                        126,305        19.497474          2,462,632
 ......................................................................................................................
  Growth and Income Fund Sub-Account                                    176,383        40.036154          7,061,684
 ......................................................................................................................
  High Yield Fund Sub-Account                                            29,496        25.574900            754,363
 ......................................................................................................................
  High Yield Fund .40%                                                   5,965        15.008166             89,524
 ......................................................................................................................
  International Growth Fund Sub-Account                                     546        11.450726              6,248
 ......................................................................................................................
  International Growth and Income Fund Sub-Account                        4,180        11.776424             49,227
 ......................................................................................................................
  International New Opportunities Fund Sub-Account                          274         9.849814              2,700
 ......................................................................................................................
  Money Market Fund Sub-Account                                         115,980         1.482672            171,959
 ......................................................................................................................
  New Opportunities Fund Sub-Account                                     26,072        20.223432            527,264
 ......................................................................................................................
  New Value Fund Sub-Account                                              2,409        11.597024             27,937
 ......................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                 38,780        19.958881            773,998
 ......................................................................................................................
  Utilities Growth and Income Fund Sub-Account                           27,188        20.143040            547,641
 ......................................................................................................................
  Vista Fund Sub-Account                                                  7,490        12.151064             91,011
 ......................................................................................................................
  Voyager Fund Sub-Account                                              152,090        45.196582          6,873,959
 ......................................................................................................................
Sub-total Individual Sub-Accounts:                                                                       21,176,783
----------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                        $10,859,438,468
----------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations
----------------------------------------------------------------------------------------------------------------
For the year ended                          Asia Pacific      Diversified       Global Asset      Global
December 31, 1997                           Growth            Income            Allocation        Growth
                                            Fund              Fund              Fund              Fund
                                            Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                  $   947,927       $14,920,402       $14,108,533       $15,601,436
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                 (661,211)       (3,984,702)       (6,374,137)      (10,017,282)
 ................................................................................................................
 Capital gains income                                --         2,352,102        24,114,921        16,781,057
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (317,227)           (2,032)          382,203         1,854,347
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (7,411,215)        3,452,605        41,346,816        58,240,028
 ................................................................................................................
 Net gain (loss) on investments              (7,728,442)        3,450,573        41,729,019        60,094,375
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                           $(7,441,726)      $16,738,375       $73,578,336       $82,459,586
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                         Growth             High Yield         International     International
December 31, 1997                          and Income         Fund               Growth            Growth
                                           Fund               Sub-Account        Fund              and Income
                                           Sub-Account                           Sub-Account*      Fund
                                                                                                   Sub-Account*
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                 $ 70,091,982       $26,842,081        $  822,115        $2,886,627
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                              (53,992,227)       (5,621,185)         (391,031)         (629,720)
 ................................................................................................................
 Capital gains income                       170,606,295         3,112,539                --                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (549,025)          667,197           225,798            52,035
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         566,542,304        22,952,048         1,259,962         2,257,219
 ................................................................................................................
 Net gain (loss) on investments             565,993,279        23,619,245         1,485,760         2,309,254
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                          $752,699,329       $47,952,680        $1,916,844        $4,566,161
----------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                         International     Money            New                 New
December 31, 1997                          New               Market           Opportunities       Value
                                           Opportunities     Fund             Fund                Fund
                                           Fund              Sub-Account      Sub-Account         Sub-Account*
                                           Sub-Account*
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                 $   114,396       $11,687,092      $         --        $       --
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                (385,192)       (3,215,954)      (10,320,489)         (571,860)
 ................................................................................................................
 Capital gains income                               --                --                --                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       8,774                --        (2,114,704)          (22,915)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (2,182,759)               --       155,175,963         4,884,420
 ................................................................................................................
 Net gain (loss) on investments             (2,173,985)               --       153,061,259         4,861,505
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                          $(2,444,781)      $ 8,471,138      $142,740,770        $4,289,645
----------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                        U.S.Government    Utilities          Vista           Voyager
December 31, 1997                         and High          Growth             Fund            Fund
                                          Quality Bond      and Income         Sub-Account*    Sub-Account
                                          Fund              Fund
                                          Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                $34,307,649       $13,727,770        $    5,472      $  3,567,783
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                             (7,406,918)       (5,429,363)         (524,031)      (26,331,715)
 ................................................................................................................
 Capital gains income                              --        18,719,685                --        76,888,318
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  1,827,985         1,649,879          (123,252)         (585,530)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         7,319,022        62,148,682         7,829,883       359,796,040
 ................................................................................................................
 Net gain (loss) on investments             9,147,007        63,798,561         7,706,631       359,210,510
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                         $36,047,738       $90,816,653        $7,188,072      $413,334,896
----------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the year ended                          Asia Pacific     Diversified       Global Asset      Global
December 31, 1997                           Growth           Income            Allocation        Growth
                                            Fund             Fund              Fund              Fund
                                            Sub-Account      Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $   286,716      $ 10,935,700      $  7,734,396      $  5,584,154
 ................................................................................................................
 Capital gains income                                --         2,352,102        24,114,921        16,781,057
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (317,227)           (2,032)          382,203         1,854,347
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (7,411,215)        3,452,605        41,346,816        58,240,028
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (7,441,726)       16,738,375        73,578,336        82,459,586
 ................................................................................................................
Unit Transactions:
 Purchases                                    6,824,313        54,269,125        39,248,244        60,530,559
 ................................................................................................................
 Net transfers                               (7,793,253)        6,390,705         2,130,067       (14,835,954)
 ................................................................................................................
 Surrenders                                  (2,299,932)      (17,669,198)      (30,639,160)      (43,839,765)
 ................................................................................................................
 Net annuity transactions                         6,521           103,403             2,282           109,879
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (3,262,351)       43,094,035        10,741,433         1,964,719
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (10,704,077)       59,832,410        84,319,769        84,424,305
 ................................................................................................................
Net Assets
 Beginning of period                         48,411,228       254,285,806       402,536,491       637,760,679
----------------------------------------------------------------------------------------------------------------
 End of period                              $37,707,151      $314,118,216      $486,856,260      $722,184,984
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                       Growth              High Yield         International     International
December 31, 1997                        and Income          Fund               Growth            Growth
                                         Fund                Sub-Account        Fund              and Income
                                         Sub-Account                            Sub-Account*      Fund
                                                                                                  Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   16,099,755      $ 21,220,896       $   431,084       $ 2,256,907
 ................................................................................................................
 Capital gains income                       170,606,295         3,112,539                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (549,025)          667,197           225,798            52,035
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         566,542,304        22,952,048         1,259,962         2,257,219
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           752,699,329        47,952,680         1,916,844         4,566,161
 ................................................................................................................
Unit Transactions:
 Purchases                                  539,289,509        71,464,742        27,282,314        42,203,655
 ................................................................................................................
 Net transfers                              132,038,932        (2,036,158)       27,001,396        41,543,461
 ................................................................................................................
 Surrenders                                (244,974,411)      (38,465,815)       (1,358,447)       (2,094,535)
 ................................................................................................................
 Net annuity transactions                       635,758           313,873             6,177            47,601
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    426,989,788        31,276,642        52,931,440        81,700,182
 ................................................................................................................
 Total increase (decrease)
  in net assets                           1,179,689,117        79,229,322        54,848,284        86,266,343
 ................................................................................................................
Net Assets
 Beginning of period                      3,157,226,740       374,239,278                --                --
----------------------------------------------------------------------------------------------------------------
 End of period                           $4,336,915,857      $453,468,600       $54,848,284       $86,266,343
----------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                          International    Money             New                New
December 31, 1997                           New              Market            Opportunities      Value
                                            Opportunities    Fund              Fund               Fund
                                            Fund             Sub-Account       Sub-Account        Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (270,796)     $  8,471,138      $(10,320,489)      $  (571,860)
 ................................................................................................................
 Capital gains income                                --                --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                        8,774                --        (2,114,704)          (22,915)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (2,182,759)               --       155,175,963         4,884,420
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (2,444,781)        8,471,138       142,740,770         4,289,645
 ................................................................................................................
Unit Transactions:
 Purchases                                   23,052,814        77,901,178       115,804,514        34,449,270
 ................................................................................................................
 Net transfers                               20,167,867       (22,892,448)        4,241,130        38,150,975
 ................................................................................................................
 Surrenders                                  (1,113,600)      (61,475,251)      (39,637,945)       (1,885,996)
 ................................................................................................................
 Net annuity transactions                         2,781           118,204           224,473            26,487
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     42,109,862        (6,348,317)       80,632,172        70,740,736
 ................................................................................................................
 Total increase (decrease)
  in net assets                              39,665,081         2,122,821       223,372,942        75,030,381
 ................................................................................................................
Net Assets
 Beginning of period                                 --       200,165,442       637,179,257                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $39,665,081      $202,288,263      $860,552,199       $75,030,381
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                         U.S.Government    Utilities          Vista          Voyager
December 31, 1997                          and High          Growth             Fund           Fund
                                           Quality Bond      and Income         Sub-Account*   Sub-Account
                                           Fund              Fund
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 26,900,731      $  8,298,407       $  (518,559)   $  (22,763,932)
 ................................................................................................................
 Capital gains income                                --        18,719,685                --        76,888,318
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1,827,985         1,649,879          (123,252)         (585,530)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           7,319,022        62,148,682         7,829,883       359,796,040
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            36,047,738        90,816,653         7,188,072       413,334,896
 ................................................................................................................
Unit Transactions:
 Purchases                                   31,430,418        28,593,076        32,854,577       197,024,558
 ................................................................................................................
 Net transfers                              (38,035,230)      (17,843,601)       30,909,118       (13,299,198)
 ................................................................................................................
 Surrenders                                 (48,896,007)      (25,522,719)       (2,131,040)     (121,850,857)
 ................................................................................................................
 Net annuity transactions                        34,145            72,442            85,985             6,165
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    (55,466,674)      (14,700,802)       61,718,640        61,880,668
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (19,418,936)       76,115,851        68,906,712       475,215,564
 ................................................................................................................
Net Assets
 Beginning of period                        548,341,644       371,586,845                --     1,668,789,169
----------------------------------------------------------------------------------------------------------------
 End of period                             $528,922,708      $447,702,696       $68,906,712    $2,144,004,733
----------------------------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                           Asia Pacific    Diversified        Global Asset     Global
December 31, 1997                            Growth          Income             Allocation       Growth
                                             Fund            Fund               Fund             Fund
                                             Sub-Account     Sub-Account        Sub-Account      Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (137,843)     $  8,534,227      $ 10,574,919      $  2,735,317
 ................................................................................................................
 Capital gains income                                --                --        10,208,810        14,952,454
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      180,349            (9,498)            11,236          (368,347)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           2,188,856         7,589,668        26,749,142        60,231,105
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             2,231,362        16,114,397        47,544,107        77,550,529
 ................................................................................................................
Unit Transactions:
 Purchases                                   24,103,150        78,745,859        49,901,252       102,414,450
 ................................................................................................................
 Net transfers                               12,679,087         1,285,402         4,108,990        38,279,315
 ................................................................................................................
 Surrenders                                  (1,160,030)      (11,170,399)      (21,942,668)      (26,697,907)
 ................................................................................................................
 Net annuity transactions                            --            26,491           315,926          (360,949)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     35,622,207        68,887,353        32,383,500       113,634,909
 ................................................................................................................
 Total increase (decrease)
  in net assets                              37,853,569        85,001,750        79,927,607       191,185,438
 ................................................................................................................
Net Assets
 Beginning of period                         10,557,659       169,284,056       322,608,884       446,575,241
----------------------------------------------------------------------------------------------------------------
 End of period                              $48,411,228      $254,285,806      $402,536,491      $637,760,679
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the year ended                       Growth              High Yield        Money             New
December 31, 1997                        and Income          Fund              Market            Opportunities
                                         Fund                Sub-Account       Fund              Fund
                                         Sub-Account                           Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   63,144,879      $ 15,598,437      $  7,033,009      $ (6,560,512)
 ................................................................................................................
 Capital gains income                        44,966,829                --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (119,281)          604,070                --          (537,118)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         375,339,725        17,363,712                --        19,710,674
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           483,332,152        33,566,219         7,033,009        12,613,044
 ................................................................................................................
Unit Transactions:
 Purchases                                  623,379,338        81,521,969       125,814,162       302,081,027
 ................................................................................................................
 Net transfers                               87,339,610         5,520,147       (50,945,524)       98,087,677
 ................................................................................................................
 Surrenders                                (132,049,687)      (25,045,085)      (30,618,592)      (18,683,639)
 ................................................................................................................
 Net annuity transactions                       242,494            69,497           (22,317)           (4,351)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    578,911,755        62,066,528        44,227,729       381,480,714
 ................................................................................................................
 Total increase (decrease)
  in net assets                           1,062,243,907        95,632,747        51,260,738       394,093,758
 ................................................................................................................
Net Assets
 Beginning of period                      2,094,982,833       278,606,531       148,904,704       243,085,499
----------------------------------------------------------------------------------------------------------------
 End of period                           $3,157,226,740      $374,239,278      $200,165,442      $637,179,257
----------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets Assets (continued)
----------------------------------------------------------------------------------------------
For the year ended                         U.S.Government    Utilities        Voyager
December 31, 1997                          and High          Growth           Fund
                                           Quality Bond      and Income       Sub-Account
                                           Fund              Fund
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 25,865,267      $  7,750,056     $    4,886,439
 ..............................................................................................
 Capital gains income                                --                --         49,032,686
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                      413,617           264,294         (1,123,420)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (21,471,355)       38,048,693         88,321,232
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                             4,807,529        46,063,043        141,116,937
 ..............................................................................................
Unit Transactions:
 Purchases                                   65,538,442        42,225,920        352,615,157
 ..............................................................................................
 Net transfers                              (41,339,935)      (20,057,197)        50,130,623
 ..............................................................................................
 Surrenders                                 (43,800,649)      (19,191,965)       (63,033,275)
 ..............................................................................................
 Net annuity transactions                       279,752            52,741           (914,363)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    (19,322,390)        3,029,499        338,798,142
 ..............................................................................................
 Total increase (decrease)
  in net assets                             (14,514,861)       49,092,542        479,915,079
 ..............................................................................................
Net Assets
 Beginning of period                        562,856,505       322,494,303      1,188,874,090
----------------------------------------------------------------------------------------------
 End of period                             $548,341,644      $371,586,845     $1,668,789,169
----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1997

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of other Fees -- Annual maintenance fees and state premium taxes are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                        PART C

                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement. (2)

          (3)  (b)  Form of Dealer Agreement. (2)

          (4) Copy of the Individual Flexible Premium Variable Annuity Contract. (1)

          (5)  Form of Application. (1)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford. (1)

          (7)  Not applicable.

          (8)  Form of Participation Agreement.


          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.


          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

____________________________
     (1) Incorporated by reference to Post-Effective Amendment No. 13, to the Registration Statement File No. 33-17207, dated May 1, 1995.

     (2) Incorporated by reference to Post Effective Amendment No. 14, to the Registration Statement File No. 33-17207, dated May 1, 1996.

     (3) Incorporated by reference to Post Effective Amendment No. 15, to the Registration Statement File No. 33-17207, filed on April 17, 1997.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor



---------------------------------------------------------------------
NAME                       POSITION WITH HARTFORD
---------------------------------------------------------------------
Dong H. Ahn                Vice President
---------------------------------------------------------------------
Wendell J. Bossen          Vice President
---------------------------------------------------------------------
Gregory A. Boyko           Senior Vice President, Chief Financial
                            Officer and Treasurer
---------------------------------------------------------------------
Peter W. Cummins           Senior Vice President
---------------------------------------------------------------------
Ann M. deRaismes           Senior Vice President
---------------------------------------------------------------------
Timothy M. Fitch           Vice President and Actuary
---------------------------------------------------------------------
David T. Foy               Vice President
---------------------------------------------------------------------
Bruce D. Gardner           Vice President
---------------------------------------------------------------------
J. Richard Garrett         Vice President and Assistant Treasurer
---------------------------------------------------------------------
John P. Ginnetti           Executive Vice President and Director,
                            Asset Management Services, Director*
---------------------------------------------------------------------
William A. Godfrey, III    Senior Vice President
---------------------------------------------------------------------
Lynda Godkin               Senior Vice President, General Counsel
                            and Corporate Secretary, Director*
---------------------------------------------------------------------
Lois W. Grady              Senior Vice President
---------------------------------------------------------------------
Christopher Graham         Vice President
---------------------------------------------------------------------
Mark E. Hunt               Vice President
---------------------------------------------------------------------




                                         -3-

--------------------------------------------------------------------------
NAME                       POSITION WITH HARTFORD
--------------------------------------------------------------------------
Stephen T. Joyce           Vice President
--------------------------------------------------------------------------
Michael D. Keeler          Vice President
--------------------------------------------------------------------------
Robert A. Kerzner          Senior Vice President
--------------------------------------------------------------------------
David N. Levenson          Vice President
--------------------------------------------------------------------------
Steven M. Maher            Vice President and Actuary
--------------------------------------------------------------------------
William B. Malchodi, Jr.   Vice President and Director of Taxes
--------------------------------------------------------------------------
Raymond J. Marra           Vice President
--------------------------------------------------------------------------
Thomas M. Marra            Executive Vice President and Director
                            Individual Life and Annuity Division, Director*
--------------------------------------------------------------------------
Robert F. Nolan            Vice President
--------------------------------------------------------------------------
Joseph J. Noto             Vice President
--------------------------------------------------------------------------
Michael C. O'Halloran      Vice President
--------------------------------------------------------------------------
Lawrence M. O'Rourke       Vice President
--------------------------------------------------------------------------
Daniel E. O'Sullivan       Vice President
--------------------------------------------------------------------------
Craig D. Raymond           Senior Vice President and Chief Actuary
--------------------------------------------------------------------------
Mary P. Robinson           Vice President
--------------------------------------------------------------------------
Donald A. Salama           Vice President
--------------------------------------------------------------------------
Timothy P. Schiltz         Vice President
--------------------------------------------------------------------------
Lowndes A. Smith           President and Chief Operating Officer,
                            Director*
--------------------------------------------------------------------------
Keith Stevenson            Vice President
--------------------------------------------------------------------------
Edward  A. Sweeney         Vice President
--------------------------------------------------------------------------
Judith V. Tilbor           Vice President
--------------------------------------------------------------------------
Raymond P. Welnicki        Senior Vice President and Director,
                            Employee Benefit
                            Division, Director*
--------------------------------------------------------------------------
Walter C. Welsh            Senior Vice President
--------------------------------------------------------------------------
Lizabeth H. Zlatkus        Senior Vice President, Director*
--------------------------------------------------------------------------
David M. Znamierowski      Senior Vice President, Director*
--------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of February 28, 1998, there were 99,753 Contract Owners.


Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities

          Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:
          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six

          American Maturity Life Insurance Company - Separate Account AMLVA

     (b)  Directors and Officers of HSD



          Name and Principal                 Positions and Offices
           Business Address                     With Underwriter
          ------------------                 ----------------------
          Lowndes A. Smith                   President and Chief Executive
                                             Officer, Director
          John P. Ginnetti                   Executive Vice President & Director
          Thomas M. Marra                    Executive Vice President & Director
          Peter W. Cummins                   Senior Vice President
          Lynda Godkin                       Senior Vice President, General
                                             Counsel and Corporate Secretary
          Donald E. Waggaman, Jr.            Treasurer
          George R. Jay                      Controller




          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertaking

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

33-17207
Putnam Capital Manager Trust Separate Account

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10th day of April, 1998.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                      (Registrant)

*By:   /s/ Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

HARTFORD LIFE INSURANCE COMPANY              *By:    /s/ Lynda Godkin
          (Depositor)                              ------------------------
                                                     Lynda Godkin
                                                     Attorney-in-Fact

*By:   /s/ Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice President,
    Chief Financial Officer & Treasurer, Director *
John P. Ginnetti, Executive Vice
    President, Director *
Lynda Godkin, Senior Vice President,
    General Counsel & Corporate Secretary, Director*
Thomas M. Marra, Executive Vice              *By:   /s/ Lynda Godkin
    President, Director *                        ------------------------
Lowndes A. Smith, President &                       Lynda Godkin
    Chief Operating Officer, Director *             Attorney-In-Fact
Raymond P. Welnicki, Senior Vice
    President, Director *                    Dated:   April 10,  1998
Lizabeth H. Zlatkus, Senior Vice President,
    Director *
David M. Znamierowski, Senior Vice President,
    Director*

                              EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(10) Consent of Arthur Andersen LLP, Independent Public Accountants

(15) Copy of Power of Attorney

(16) Organizational Chart